Annual Total Returns[BarChart] - PGIM Absolute Return Bond Fund - Z	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.56%	1.65%	2.11%	(1.02%)	5.04%	6.67%	0.70%	7.58%	0.56%